INSURANCE CONTRACTS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Initial balances comprehensive income, beginning	R$ 3,614,624	R$ 1,265,455
Changes in other comprehensive income	901,156	2,349,169
Income and expenses recognized in the period in other comprehensive income	1,498,415	3,916,352
Deferred taxes	(597,259)	(1,567,183)
Closing balance comprehensive income, ending	R$ 4,515,780	R$ 3,614,624